1933 Act File No. 33-6901
                                                      1940 Act File No. 811-4743

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.   39                                      X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            X

    Amendment No.   36                                                     X

                    FEDERATED EQUITY INCOME FUND, INC.
             (Exact Name of Registrant as Specified in Charter)

                             Federated Investors Funds
                             5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                        Federated Investors Tower
                              1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
___  on _____________ pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a) (i)
_X_  on February 1, 2007 pursuant to paragraph (a)(i)
___  75 days after filing pursuant to paragraph (a) (ii)
___  on ____________ pursuant to paragraph (a) (ii) of Rule 485.

If appropriate, check the following box:

____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, D.C.  20006





PART C.      OTHER INFORMATION

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of Articles of
                                 Restatement of the Registrant; (15)
                    (ii)         Conformed copy of Articles of Amendment
                                 of the Registrant; (15)
                    (iii)        Conformed copy of Amendment No. 13
                                 under the Registrant's Articles of
                                 Amendment; (17)
             (b)                 Copy of By-Laws of the Registrant as
                                 Restated and Amended; (3)
                    (i)          Copy of Amendment No. 6 to By-Laws
                                 effective February 23, 1998; (15)
                    (ii)         Copy of Amendment No. 7 to By-Laws
                                 effective February 27, 1998; (15)
                    (iii)        Copy of Amendment No. 8 to By-Laws
                                 effective May 12, 1998; (15)
                    (iv)         Copy of Amendment No. 9 to By-Laws
                                 effective August 23, 2002; (19)
                    (v)          Copy of Amendment No. 10 to By-Laws
                                 effective August 25, 2003; (20)
                    (vi)         Copy of Amendment No. 11 to By-Laws
                                 effective September 21, 2004; (22)
                    (vii)        Copy of Amendment No. 12 to By-Laws
                                 effective August 18, 2005; (22)
                    (viii)       Copy of Amendment No. 13 to By-Laws
                                 effective January 1, 2006; (23)
             (c)                 Copies of Specimen Certificates for
                                 Shares of Capital Stock for Class A
                                 Shares, Class B Shares, Class C Shares,
                                 and Class F Shares of the Registrant;
                                 (12)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract of the Registrant; (5)
                    (ii)         Conformed copy of Amendment to
                                 Investment Advisory Contract of the
                                 Registrant; (18)
                    (iii)        Conformed copy of Assignment of
                                 Investment Advisory Contract; (20)
             (e)    (i)          Conformed copy of Distributor's
                                 Contract of the Registrant, through and
                                 including Exhibit C; (11)
                    (ii)         Conformed copy of Exhibit D to the
                                 Distributor's Contract of the
                                 Registrant; (12)
                    (iii)        Conformed copy of Amendment to
                                 Distributor's Contract of the
                                 Registrant; (18)
                    (iv)         The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 24, 1995. (File Nos.
                                 33-38550 and 811-6269).
                    (v)          Conformed copy of Distributor's
                                 Contract (Class B Shares) including
                                 Exhibit 1 and Schedule A; (14)
                    (iv)         Conformed copy of Amendment to
                                 Distributor's Contract (Class B Shares)
                                 of the Registrant; (18)
                    (v)          Amendment to Distributors Contracts
                                 between the Federated Funds and
                                 Federated Securities Corp.; (20)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Contract of
                                 the Registrant; (10)
                    (ii)         Conformed Copy of Custody Fee Schedule;
                                 (14)
             (h)    (i)          The responses described in Item
                                 23(e)(iv) are hereby incorporated by
                                 reference.
                    (ii)         Conformed copy of Principal Shareholder
                                 Service's Agreement (Class B Shares)
                                 including Exhibit 1 and Schedule A;
                                 (14)
                    (iii)        Conformed copy of Shareholders Services
                                 Agreement (Class B Shares) including
                                 Exhibit 1 and Schedule A; (14)
                    (iv)         The Registrant hereby incorporates the
                                 conformed copy of the Shareholder
                                 Services Sub-Contract between Fidelity
                                 and Federated Shareholder Services from
                                 Item 24(b)(9)(iii) of the Federated
                                 GNMA Trust Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 March 26, 1996. (File Nos. 2-75670 and
                                 811-3375).
                    (v)          The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Agreement for Administrative Services
                                 with Exhibit 1 and Amendments 1 and 2
                                 attached, between Federated
                                 Administrative Services and the
                                 Registrant from Item 23(h)(iv) of the
                                 Federated Total Return Series, Inc.
                                 Registration Statement on Form N-1A
                                 filed with the Commission on November
                                 29, 2004. (File Nos. 33-50773 and 811-
                                 7115)
                    (vi)         The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item 23(h)(vii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (vii)        The Registrant hereby incorporates the
                                 conformed copy of the Second Amended
                                 and Restated Services Agreement, with
                                 attached Exhibit A revised 6/30/04,
                                 from Item (h)(viii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (viii)       The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services between
                                 Federated Administrative Services
                                 Company and the Registrant dated June
                                 1, 2005, from Item 23 (h) (ii) of the
                                 Cash Trust Series, Inc. Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on July 27, 2005. (File Nos.
                                 33-29838 and 811-5843);
                    (ix)         The Registrant hereby incorporates the
                                 conformed copy of the Transfer Agency
                                 and Service Agreement between the
                                 Federated Funds and State Street Bank
                                 and Trust Company from Item 23(h)(ix)of
                                 the Federated Stock Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on December 29, 2005. (File
                                 Nos. 2-75756 and 811-3385)
                    (x)          Conformed cop of the Financial
                                 Administration and Accounting Services
                                 Agreement; (24)
             (i)                 Conformed copy of Opinion and Consent
                                 of Counsel as to legality of shares
                                 being registered; (2)
             (j)                 Conformed Copy of Consent of
                                 Independent Registered Public
                                 Accounting Firm; (22)
             (k)                 Not applicable;
             (l)                 Copy of Initial Capital Understanding;
                                 (2)
             (m)    (i)          Conformed Copy of the Distribution
                                 Plan; through and including Exhibit B
                                 (Class C and Class F Shares)(21)
                    (ii)         Amended and Restated Plan; including
                                 Exhibit A (Class A Shares); (21)
                    (iii)        Conformed copy of Exhibit 1 and
                                 Schedule A to the 12b-1 Distribution
                                 Plan (Class B Shares) of the
                                 Registrant; (14)
                    (iv)         The responses described in Item
                                 23(e)(iv) are hereby incorporated by
                                 reference.
             (n)    (i)          Conformed copy of the Multiple Class
                                 Plan and attached Exhibits;(22)
                    (ii)         The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan and
                                 attached Exhibits from Item (n) of the
                                 Federated Short-Term Municipal Trust
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on August 28,
                                 2006. (File Nos. 2-72277 and 811-3181)
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant;  (17)
                    (ii)         Conformed copy of Power of Attorney of the
                                 President and Director and the Vice
                                 Chairman of the Registrant; (19)
                    (iii)        Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (19)
                    (iv)         Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant; (22)
                    (v)          Conformed copy of Power of Attorney of
                                 Director of the Registrant; (15)
                    (vi)         Conformed copy of Power of Attorney of
                                 Director of the Registrant; (22)
                    (vii)        Conformed copy of Power of Attorney of
                                 Director of the Registrant, James F.
                                 Will; (23)
             (p)                 The Registrant hereby incorporates the
                                 conformed copy of the Federated
                                 Investors, Inc. Code of Ethics for
                                 Access Persons, effective 1/1/2005,
                                 from Item 23(p) of the Money Market
                                 Obligations Trust Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on February 25, 2005.(File
                                 Nos. 33-31602 and 811-5950);

+  All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed December 15, 1986 (File Nos. 33-6901 and 811-4743).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 18, 1988 (File Nos. 33-6901 and 811-4743).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 28, 1989 (File Nos. 33-6901 and 811-4743).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed May 24, 1995 (File Nos. 33-6901 and 811-4743).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed May 29, 1996 (File Nos. 33-6901 and 811-4743).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed May 30, 1997 (File Nos. 33-6901 and 811-4743).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed May 28, 1998 (File Nos. 33-6901 and 811-4743).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 29, 1999 (File Nos. 33-6901 and 811-4743).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed May 25, 2001 (File Nos. 33-6901 and 811-4743).
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed May 28, 2002 (File Nos. 33-6901 and 811-4743).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed May 29, 2003 (file Nos. 33-6901 and 811-4743).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed January 30, 2004 (file Nos. 33-6901 and 811-4743).
21.    Response is incorporated by reference to Registrants' Post-
Effective Amendment No. 34 on Form N-1A filed November 15,   2004 (file
Nos. 33-6901 and 811-4743).
22.    Response is incorporated by reference to Registrants' Post-
Effective Amendment No. 35 on Form N-1A filed January 27,   2006 (file
Nos. 33-6901 and 811-4743).
23.    Response is incorporated by reference to Registrants' Post-
Effective Amendment No. 37 on Form N-1A filed November 15,    2006 (file
Nos. 33-6901 and 811-4743).
24.    Response is incorporated by reference to Registrants' Post-
Effective Amendment No. 38 on Form N-1A filed January 10,   2007 (file
Nos. 33-6901 and 811-4743).

Item 24.     Persons Controlled by or Under Common Control with the
             Fund:

             None

Item 25.     Indemnification:  (5)


Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         Keith M. Schappert

Executive Vice President:                            Stephen F. Auth

Senior Vice Presidents:                              William C. Dierker
                                                     Linda A. Duessel
                                                     James E. Grefenstette
                                                     Steven Lehman

Vice Presidents:                                     G. Andrew Bonnewell
                                                     David P. Gilmore
                                                     John W. Harris
                                                     Kevin McClosky
                                                     John L. Nichol
                                                     Michael R. Tucker

Assistant Vice Presidents:                           Angela A. Kohler
                                                     Dana Meissner

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.     Principal Underwriters:

   (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated
                    Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated
                    Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice Chairman

President-Institutional
Sales and Director:             John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President-Broker/Dealer
And Director:                   James F. Getz

Vice President, Assistant
Secretary and Director:         Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Mark W. Bloss
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Thomas E. Territ
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Bryan Burke
                                Craig Burness
                                David J. Callahan
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                Mary J. Combs
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Christopher L. Johnston
                                Stephen Kittel
                                Michael W. Koenig
                                Ed Koontz
                                Theodore J. Kravits, Jr.
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Chris Milliken
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                James E. Ostrowski
                                Mark Patsy
                                Thomas A. Peter III
                                Robert F. Phillips
                                Chris Randal
                                Josh Rasmussen
                                Richard A. Recker
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Jeffrey A. Stewart
                                Mark Strubel
                                Kevin Stutz
                                William C. Tustin
                                Michael Vahl
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Patrick M. Wiethorn
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff

Assistant Vice Presidents:      Lisa A. Toma
                                Robert W. Bauman
                                Charles L. Davis, Jr.
                                Brian F. Palusa
                                William Rose

Secretary:                      C. Todd Gibson

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable



Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                       Reed Smith LLP
                                 Investment Management Group (IMG)
                                 Federated Investors Tower
                                 12th Floor
                                 1001 Liberty Avenue
                                 Pittsburgh, PA  15222-3779
                                 (Notices should be sent to the Agent for Service at above address)

                                 Federated Investors Funds
                                 5800 Corporate Drive
                                 Pittsburgh, PA  15237-7000

State Street Bank and            P.O. Box 8600
  Trust Company                  Boston, MA 02266-8600
("Custodian, Transfer Agent
And Dividend Disbursing
Agent")

Federated Services Company       Federated Investors Tower
("Administrator")                1001 Liberty Avenue
                                 Pittsburgh, PA  15222-3779

Federated Equity                 Federated Investors Tower
Management Company               1001 Liberty Avenue
of Pennsylvania                  Pittsburgh, PA  15222-3779
("Adviser")


Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY INCOME FUND, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of January, 2007.

                   FEDERATED EQUITY INCOME FUND, INC.

                    BY: /s/ Nelson W. Winter
                    Nelson W. Winter, Assistant Secretary
                    January 23, 2007

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                            TITLE                     DATE
By:/s/ Nelson W. Winter          Attorney In Fact          January 23, 2007
Nelson W. Winter                 For the Persons
ASSISTANT SECRETARY              Listed Below

     NAME                                    TITLE

John E. Murray, Jr., J.D., S.J.D.*     Chairman and Director

John F. Donahue*                       Director

Richard B. Fisher*                     Vice Chairman

J. Christopher Donahue*                President and Director
                                       (Principal Executive Officer)

Richard A. Novak*                      Treasurer
                                       (Principal Financial Officer)

Thomas G. Bigley*                      Director

John T. Conroy, Jr.*                   Director

Nicholas P. Constantakis*              Director

John F. Cunningham*                    Director

Lawrence D. Ellis, M.D.*               Director

Peter E. Madden*                       Director

Marjorie P. Smuts*                     Director

John S. Walsh*                         Director

James F. Will*                         Director

*  By Power of Attorney